UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Municipal High Income Opportunity Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21449

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen Municipal High Income Opportunity Fund (the “Fund”) to be redeemed:

Preferred shares of the series indicated below (“Preferred Shares”):

Adjustable Rate MuniFund Term Preferred Shares (“AMTP Shares”), Liquidation Preference $100,000 per share, of the following series:

Series 2028 (CUSIP #670682 889)

Series 2031 (CUSIP #670682 871)

Series 2032 (CUSIP #670682 111)

Variable Rate Demand Preferred Shares (“VRDP Shares”), Series 1, Liquidation Preference $100,000 per share (CUSIP #670682 855)

(2)	Date on which the securities are expected to be called or redeemed:

Date
Preferred Shares	During the period from June 2, 2026 to December 2, 2026

The Fund may redeem Preferred Shares on one or more different dates during the period set forth above, or on a subsequent date, and the redemption of any series in full may be effected on an earlier date, in each case, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The AMTP Shares selected for redemption are to be redeemed pursuant to Section 2.5(c) of the Statement Establishing and Fixing the Rights and Preferences of Adjustable Rate MuniFund Term Preferred Shares. The Series 1 VRDP Shares selected for redemption are to be redeemed pursuant to Section 9(a) of Part I of the Statement Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares and Section 2.4(c) of the  Notice of Special Rate Period (Adjustable Rate Special Rate Period) (Designating the Initial Rate Period as a Special Rate Period for Series 1 Variable Rate Demand Preferred Shares).

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund may redeem up to 2,380 of its currently outstanding Preferred Shares from one or more of Series 2028 AMTP Shares, Series 2031 AMTP Shares, Series 2032 AMTP Shares and/or Series 1 VRDP Shares, as determined by the Fund. Within a series selected by the Fund for redemption in part, Preferred Shares of such series to be redeemed will be selected by lot (as determined by The Depository Trust Company).*

* The Fund may redeem up to the amount of Preferred Shares listed above, but may redeem less or none. A notice providing the final amount of Preferred Shares, if any, of each series to be redeemed by the Fund will be provided to the preferred shareholders of such series in accordance with the statement establishing and fixing the rights and preferences of the Preferred Shares of the applicable series of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of May, 2026.

Nuveen Municipal HIGH Income OPPORTUNITY Fund

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary